NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Basic:
Net loss	$ (1,487,378)	$ (289,401)	$ (2,653,288)	$ (673,073)	$ (4,509,250)	$ (177,996)
Weighted average shares used in computing basic loss per share	9,719,858	5,101,770	9,703,568	5,101,770	7,084,630	5,101,770
Net loss per share - Basic	$ (0.15)	$ (0.06)	$ (0.27)	$ (0.13)	$ (0.64)	$ (0.03)
Diluted:
Net loss	$ (1,487,378)	$ (289,401)	$ (2,653,288)	$ (673,073)	$ (4,509,250)	$ (177,996)
Weighted average shares used in computing diluted loss per share	9,719,858	5,101,770	9,703,568	5,101,770	7,084,630	5,101,770
Net loss per share - Diluted	$ (0.15)	$ (0.06)	$ (0.27)	$ (0.13)	$ (0.64)	$ (0.03)